GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 29.2%
	COMMODITY - 9.1%
391,424	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$ 6,215,813

	EQUITY - 20.1%
37,795	Vanguard FTSE Developed Markets ETF			2,692,894
47,177	Vanguard FTSE Emerging Markets ETF			2,815,995
85,463	Vanguard Real Estate ETF			8,241,197
				13,750,086

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,423,671)			19,965,899

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.3%
	U.S. TREASURY BILLS — 23.3%
5,000,000	United States Treasury Bill(a)	3.3700	07/14/26	4,993,541
6,000,000	United States Treasury Bill(a)	3.6200	08/13/26	5,973,949
5,000,000	United States Treasury Bill(a)	3.6600	09/10/26	4,964,155
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,932,111)			15,931,645

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 37.5%
	MONEY MARKET FUNDS - 37.5%
260,791	Fidelity Investments Money Market Funds, Class I, 3.52%(b)			260,791
25,376,253	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 3.56%(b)			25,376,253
	TOTAL MONEY MARKET FUNDS (Cost $25,637,044)			25,637,044

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,637,044)			25,637,044

	TOTAL INVESTMENTS - 90.0% (Cost $59,992,826)			$ 61,534,588
	OTHER ASSETS IN EXCESS OF LIABILITIES – 10.0%			6,866,236
	NET ASSETS - 100.0%			$ 68,400,824

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
138	3 Month Euro Euribor Future	03/13/2028	$ 38,400,308	$ 18,883
9	CBOT 10 Year US Treasury Note	09/21/2026	989,016	2,813
6	CBOT 5 Year US Treasury Note	09/30/2026	642,281	656
28	CBOT US Treasury Bond Futures	09/21/2026	3,178,000	(3,156)
1	CME E-Mini NASDAQ 100 Index Future	09/18/2026	610,470	15,534
96	CME E-Mini Standard & Poor's 500 Index Future	09/18/2026	36,231,600	245,022
7	CME E-Mini Standard & Poor's MidCap 400 Index	09/18/2026	2,719,500	122,940
7	CME Live Cattle Future(d)	08/31/2026	678,790	(15,960)
62	CME Mexican Peso Currency Future	09/14/2026	1,761,420	(455)
3	COMEX Copper Future(d)	09/28/2026	469,050	(22,012)
11	COMEX Gold 100 Troy Ounces Future(d)	08/27/2026	4,442,350	(557,730)
5	Eurex 10 Year Euro BUND Future	09/08/2026	727,075	6,776
6	Eurex 30 Year Euro BUXL Future	09/08/2026	762,042	3,442
13	Euro-BTP Italian Bond Futures	09/08/2026	1,771,783	10,250
13	French Government Bond Futures	09/08/2026	1,781,135	4,567
16	FTSE 100 Index Future	09/18/2026	2,237,190	40,138
22	ICE US MSCI Emerging Markets EM Index Futures	09/18/2026	1,933,030	86,935
4	LME Copper Future(d)	09/16/2026	1,338,045	(17,005)
18	LME Primary Aluminum Future(d)	09/16/2026	1,388,903	(200,273)
17	LME Zinc Future(d)	09/16/2026	1,516,579	8,491
9	Long Gilt Future	09/28/2026	1,064,968	(9,431)
69	NYBOT FINEX United States Dollar Index Future	09/14/2026	6,966,033	76,131
15	SGX Nikkei 225 Stock Index Future	09/10/2026	3,242,247	91,784
99	Three Month SONIA Index Futures	03/20/2028	31,530,471	(11,004)
9	WCE Canola Future(d)	11/13/2026	93,319	(4,227)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ (106,891)

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
52	CBOT 2 Year US Treasury Note Future	09/30/2026	$ 10,718,907	$ 11,742
118	CBOT 30 Day Federal Funds Future	09/30/2026	47,316,868	40,963
28	CBOT Soybean Meal Future(d)	12/14/2026	848,680	(3,480)
41	CME British Pound Currency Future	09/14/2026	3,396,594	20,737
134	CME Canadian Dollar Currency Future	09/15/2026	9,465,759	180,724
52	CME Euro Foreign Exchange Currency Future	09/14/2026	7,446,725	76,479
83	CME Japanese Yen Currency Future	09/14/2026	6,419,013	80,639
8	CME Lean Hogs Future(d)	08/14/2026	314,240	(10,740)
13	CME Swiss Franc Currency Future	09/14/2026	2,027,269	33,069
33	COMEX E-Micro Gold Futures(d)	08/28/2026	1,332,705	17,233
1	LME Copper Future(d)	09/16/2026	334,511	12,264
18	LME Primary Aluminum Future(d)	09/16/2026	1,388,903	103,209
1	LME Zinc Future(d)	09/16/2026	89,211	164
3	NYBOT CSC Coffee Future(d)	09/18/2026	333,506	(61,443)
44	NYBOT CSC Number 11 World Sugar Future(d)	09/30/2026	730,330	(33,780)
13	NYMEX Henry Hub Natural Gas Futures(d)	07/29/2026	425,750	(11,310)
1	NYMEX Palladium Future(d)	09/28/2026	121,090	20,480
173	Three-Month SOFR Futures	03/20/2028	41,593,525	(30,575)
3	TSE Japanese 10 Year Bond Futures	09/14/2026	2,357,612	(9,822)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 436,553

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 329,662

ETF	- Exchange-Traded Fund
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the GPDA Fund Limited.